Goodwill And Intangible Assets (Summary Of Intangible Assets) (Details) (Transportation Finance [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transportation Finance [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Beginning Balance	$ 31.9	$ 63.6
Amortization	(11.6)	(24.8)
Activity		(6.9)
Intangible Assets, Ending Balance	$ 20.3	$ 31.9